Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	$ 14.0	$ (5.5)	$ 1.8
(Loss) before tax, U.S.	19.7	(60.0)	(81.0)
(Loss) from operations before income taxes	(31.5)	(218.8)	(156.0)
Current tax (benefit)/expense, Non-U.S.	5.3	4.0	4.4
Current tax (benefit)/expense, U.S.	8.9	1.0	6.1
Current tax (benefit)/expense, Total	14.3	(1.7)	(1.7)
Deferred tax (benefit), Non-U.S.	0.0	0.9	(0.3)
Deferred tax (benefit), U.S.	(5.7)	6.5	(8.1)
Deferred tax, Total	(5.7)	24.7	(8.5)
Total tax expense/(benefit), Non-U.S.	5.3	4.9	4.1
Total tax expense/(benefit), U.S.	3.2	7.4	(2.0)
Total tax expense/(benefit)	8.6	22.9	(10.2)
Current tax expenses (benefit) related to prior year	4.5
Deferred tax benefit, unrealized gain on investments	5.7
Bermuda
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	(77.6)	(107.6)	(72.1)
Current tax (benefit)/expense, Non-U.S.	0.0	0.0	0.0
Deferred tax (benefit), Non-U.S.	0.0	0.0	0.0
Total tax expense/(benefit), Non-U.S.	0.0	0.0	0.0
U.K.
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	12.4	(45.7)	(4.7)
Current tax (benefit)/expense, Non-U.S.	0.1	(6.7)	(12.2)
Deferred tax (benefit), Non-U.S.	0.0	17.3	(0.1)
Total tax expense/(benefit), Non-U.S.	$ 0.1	$ 10.6	$ (12.3)